UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2013	to	June 30, 2013

Date of Report (Date of earliest event reported):	June 28, 2013

Commission File Number of securitizer::	Not Applicable

Central Index Key Number of securitizer::	0001478295

Jonathan Coblentz, (650) 391-0217
Name and telephone number, including area code, of the person to contact in connection with this filing:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 13, 2013

Progress Financial Corporation	(Securitizer)

Date	August 13, 2013

/s/ Scott Harvey	(Signature)*

 *Print name and title of the signing officer under his signature.
Scott Harvey, Chief Legal Officer